Intangible assets, net (Tables)	12 Months Ended
Mar. 31, 2020
Intangible assets, net
Schedule of intangible assets, net

	As of March 31,
	2019	2020

	(in millions of RMB)
User base and customer relationships	47,913	50,016
Trade names, trademarks and domain names	22,592	26,151
Non-compete agreements	12,528	13,898
Developed technology and patents	9,510	10,051
Licensed copyrights (Note 2(y))	9,225	9,639
Others	1,358	384
	103,126	110,139
Less: accumulated amortization and impairment	(34,850)	(49,192)
Net book value	68,276	60,947

Schedule of estimated future aggregate amortization expenses

Amounts
(in millions of RMB)
For the year ending March 31,
2021	13,761
2022	9,990
2023	8,528
2024	7,815
2025	4,975
Thereafter	15,878
60,947